Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUE
REVENUE					$ 194,481	$ 13,511
OPERATING EXPENSES
Research and development	1,943	45,229	39,536	70,810	125,664	31,965
Professional fees	111,716	55,775	400,318	238,172	403,164	186,027
Selling, general and administrative expenses	52,655	51,881	171,997	181,040	242,231	231,214
Impairment expense						14,320
Total operating expenses	166,314	152,885	611,851	490,022	771,059	463,526
Net loss from operations	(166,314)	(152,885)	(611,851)	(490,022)	(576,578)	(450,015)
Other income (expense)
Interest expense	(3,534)	(24,654)	(14,125)	(31,848)	(35,383)	(10,646)
Interest expense related to derivative liability	(28,027)	31,800	(78,767)		(16,866)
Change in derivative	57,191	118,698	41,784		186
Net loss before income taxes	(140,684)	(27,041)	(662,959)	(521,870)	(628,641)	(460,661)
Income taxes
Net loss	$ (140,684)	$ (27,041)	$ (662,959)	$ (521,870)	$ (628,641)	$ (460,661)
Basic and diluted loss per share	$ 0.00	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)
Weighted average number of shares outstanding	65,547,172	36,487,737	53,897,733	25,218,938	29,743,242	16,950,902